Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contract with Customer, Including Assessed Tax	$ 110,364,887	$ 99,213,379	$ 39,289,951
Shiitake [Member]
Revenue from Contract with Customer, Including Assessed Tax	19,655,465	19,859,533	20,494,362
Mu Er [Member]
Revenue from Contract with Customer, Including Assessed Tax	16,301,157	19,123,152	16,524,723
Cotton [Member]
Revenue from Contract with Customer, Including Assessed Tax	5,547,927	47,950,345	0
Corn [Member]
Revenue from Contract with Customer, Including Assessed Tax	27,430,969	10,778,197	1,796,006
Other products [Member]
Revenue from Contract with Customer, Including Assessed Tax	112,853	1,502,152	474,860
Tapioca [Member]
Revenue from Contract with Customer, Including Assessed Tax	39,977,734	0	0
Cornstarch [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,338,782	$ 0	$ 0